CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME - USD ($)	12 Months Ended
	Jul. 31, 2019	Jul. 31, 2018	Jul. 31, 2017
CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME
Revenues	$ 3,078,758	$ 5,307,891	$ 3,635,371
Operating expenses:
Selling expenses	1,096,195	1,773,159	2,301,567
General and administrative expenses	1,310,959	807,053	408,739
Total operating expenses	2,407,154	2,580,212	2,710,306
Income from operations	671,604	2,727,679	925,065
Other income (expenses):
Interest income	1,994	16,303	469
Other income (expenses), net	32,452	(80,283)	(67,549)
Total other income (expense)	34,446	(63,980)	(67,080)
Income before income taxes	706,050	2,663,699	857,985
Provision for income taxes	276,823	716,816	217,025
Net income	429,227	1,946,883	640,960
Other comprehensive income (loss):
Foreign currency translation gain (loss)	(17,642)	(113,090)	74,963
Comprehensive income	$ 411,585	$ 1,833,793	$ 715,923
Earnings Per share
Basic and diluted (in dollars per share)	$ 0.01	$ 0.06	$ 0.02
Weighted Average Shares Outstanding
Basic and diluted (in shares)	35,522,931	35,000,000	35,000,000